Cumulative Preferred Stock (Narrative) (Details)		12 Months Ended
	Jan. 07, 2020 shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 د.إ / shares	Dec. 31, 2019 د.إ / shares
First Preferred Shares
Class of Stock [Line Items]
Redemption Value | د.إ / shares				د.إ 25
Preferred Stock Dividend Preference Or Restrictions		First Preferred Shares are neither redeemable at the option of the shareholder nor have a mandatory redemption date. They are classified as equity and the associated dividends is deducted on the Consolidated Statements of Income before arriving at “Net earnings attributable to common shareholders” and is shown on the Consolidated Statement of Equity as a deduction from retained earnings. The First Preferred Shares of each series rank on a parity with the First Preferred Shares of every other series and are entitled to a preference over the Second Preferred Shares, the Common Shares, and any other shares ranking junior to the First Preferred Shares with respect to the payment of dividends and the distribution of the remaining property and assets or return of capital of the Company in the liquidation, dissolution or wind-up, whether voluntary or involuntary. In the event the Company fails to pay, in aggregate, eight quarterly dividends on any series of the First Preferred Shares, the holders of the First Preferred Shares, for only so long as the dividends remain in arrears, will be entitled to attend any meeting of shareholders of the Company at which directors are to be elected and to vote for the election of two directors out of the total number of directors elected at any such meeting.
Series A Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share		$ 0.6388
Redemption Value		$ 25
Percentage rate used to determine dividend rate		4.40%
Series A Preferred Stock | Minimum
Class of Stock [Line Items]
Percentage rate used to determine dividend rate		1.84%
Series A Preferred Stock | Maximum
Class of Stock [Line Items]
Redemption Value		$ 25.5
Series C Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share | (per share)		1.1802	د.إ 1.025
Redemption Value		$ 25
Percentage rate used to determine dividend rate		4.10%
Series C Preferred Stock | Minimum
Class of Stock [Line Items]
Percentage rate used to determine dividend rate		2.65%
Series C Preferred Stock | Maximum
Class of Stock [Line Items]
Redemption Value		$ 25.5
Series F Preferred Stock
Class of Stock [Line Items]
Convertible Preferred Stock, Terms of Conversion		The holders of the Series F Shares have the right, at their option, to convert all or any of their Series F Shares, on a one-for-one basis, into Cumulative Floating Rate First Preferred Shares, Series G of the Company on February 15, 2020, or to continue to hold their Series F Shares.
Annual Dividend Per Share		$ 1.0625
Redemption Value		$ 25
Percentage rate used to determine dividend rate		4.25%
Series F Preferred Stock | Subsequent Event
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares | shares	0
Series F Preferred Stock | Minimum
Class of Stock [Line Items]
Percentage rate used to determine dividend rate		2.63%
Series F Preferred Stock | Maximum
Class of Stock [Line Items]
Redemption Value		$ 25.5
Series B Preferred Stock
Class of Stock [Line Items]
Redemption Value		$ 25
Percentage rate used to determine dividend rate		2.393%
Series B Preferred Stock | Minimum
Class of Stock [Line Items]
Percentage rate used to determine dividend rate		1.84%
Series H Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share		$ 1.225
Redemption Value		$ 25
Percentage rate used to determine dividend rate		4.90%
Series H Preferred Stock | Minimum
Class of Stock [Line Items]
Percentage rate used to determine dividend rate		4.90%
Series H Preferred Stock | Maximum
Class of Stock [Line Items]
Redemption Value		$ 25.5
Series I Preferred Stock | Minimum
Class of Stock [Line Items]
Percentage rate used to determine dividend rate		2.54%
Perpetual fixed rate Series E Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share		$ 1.125
Redemption Value		$ 25.75
Preferred Stock, Redemption Price, Annual Decrease | $		0.25
Preferred Stock, Redemption Price, Annual Decrease, After Year Five | $		25
Percentage rate used to determine dividend rate		4.50%